Intangible Assets - Amortization Expense (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Undiscounted minimum future lease payments	$ 2,242,824	$ 448,118	$ 448,118	$ 449,793	$ 450,371	$ 446,424